UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  December 31, 2011


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       02/10/12

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:    175,580
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc             	COM	037833100	403	994	sh		sole				994
Bank Of America Corp           	COM	060505104	94	16962	sh		sole				16962
Berkshire Hathaway Cl B        	COM	084670702	313	4100	sh		sole				4100
Boeing Co                      	COM	097023105	480	6548	sh		sole				6548
Exxon Mobil Corporation        	COM	30231G102      	899	10604	sh		sole				10604
Ford Motor Company             	COM	345370860	207	19267	sh		sole				19267
Freeport Mcmoran Copper        	COM	35671D857      	279	7592	sh		sole				7592
Intl Business Machines         	COM	459200101	567	3085	sh		sole				3085
Ishares Cohen & Steers Realty 	COM	464287564	4423	62980	sh		sole				62980
Ishares MSCI Emrg Mkt Fd        COM	464287234	4605	121376	sh		sole				121376
Ishares Russell 2000            COM	464287655	19168	259906	sh		sole				259906
Ishares Silver TRUST            COM	46428Q109      	321	11915	sh		sole				11915
Ishares Tr 1-3 yr Treas Index	COM	464287457	43932	519902	sh		sole				519902
Ishares Tr Dj US Utils          COM	464287697	6482	73387	sh		sole				73387
Ishares Tr MSCI EAFE Fd         COM	464287465	13710	276792	sh		sole				276792
Ishares Tr S&P 500/  Value Ind  COM	464287408	4206	72732	sh		sole				72732
Ishares Tr S&P 500/ Barra Grow  COM	464287309	4857	72033	sh		sole				72033
Ishares Tr S&P Aggressive       COM	464289859	1208	36541	sh		sole				36541
Ishares Tr S&P Allocation Fd    COM	464289867	761	24435	sh		sole				24435
Ishares TRUST S&P 500           COM	464287200	18714	148574	sh		sole				148574
Jarden Corp                     COM	471109108	337	11292	sh		sole				11292
Mc Donalds Corp                 COM	580135101	311	3102	sh		sole				3102
Pinnancle Finl      Partners I  COM	72346Q104      	319	19767	sh		sole				19767
Powershs Db Commdty Indx        COM	73935S105      	4046	150755	sh		sole				150755
Regions Financial Cp New        COM	7591EP100      	57	13276	sh		sole				13276
Rydex S&P 500 Index             COM	78355W106      	22560	487477	sh		sole				487477
Spdr S&P China Etf              COM	78463X400      	286	4591	sh		sole				4591
The Southern Company            COM	842587107	484	10457	sh		sole				10457
Timmins Gold Corp               COM	88741P103      	47	25000	sh		sole				25000
Vanguard Emerging Market        COM	922042858	4429	115903	sh		sole				115903
Vanguard Europe Pac Etf         COM	921943858	1759	57435	sh		sole				57435
Vanguard Russell 2000           COM	92206C664      	2502	42755	sh		sole				42755
Vanguard S&P 500 Etf            COM	922908413	1057	18405	sh		sole				18405
Vanguard Short Term Bd Index    COM	921937827	10966	135647	sh		sole				135647
Wisdomtree Dividend             COM	97717W406      	791	15215	sh		sole				15215

